Related party transactions (Tables)	3 Months Ended
Jan. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of transactions between related parties	Related party transactions
Remuneration of key management personnel
The remuneration of the executive officers and directors, who are the key management personnel of the Company during the three months ended January 31, 2022, is set out below:

	January 31, 2022	January 31, 2021
	$	$
Salaries	611,233	233,615
Share-based compensation	4,107,640	605,957
Fees and benefits	642,475	157,227
	5,361,348	996,799

During the three months ended January 31, 2022, the Company paid directors and advisors for providing director services, consulting and fundraising activities. Total amounts paid to directors in respect of these activities in the period was $91,600 (2021: $49,366).
Outstanding balances of remunerations of the executive officers and directors are summarized as follows:

	January 31, 2022	October 31, 2021
	$	$

Accounts payable and accrued liabilities	1,256,087	771,255
Outstanding balances	1,256,087	771,255

Related-Party Lease
From January 1, 2019 to December 31, 2021, the Company leased certain office space from Ashlin BPG Marketing, which is controlled by certain members of the immediate family of the Company’s President and Chief Executive Officer. Under the terms of the lease, the Company was required to pay Cdn. $4,500 per month plus applicable taxes, subject to 60 days’ notice of termination. Li-Cycle terminated the lease, effective December 31, 2021. During the three months ended January 31, 2022, the Company incurred expenses of $6,358 in relation to this vendor, compared to $6,198 for the three months ended January 31, 2021.

Related-Party Expenses
The Company has engaged Fade In Production Pty. Ltd., which is controlled by certain members of the immediate family of the Executive Chair of Li-Cycle, to provide it with corporate video production services since 2017. During the three months ended January 31, 2022, the Company incurred expenses of $2,100 in relation to this vendor, compared to $27,658 for the three months ended January 31, 2021.

The Company has engaged Ashlin BPG Marketing, which is controlled by certain members of the immediate family of the Company's President and Chief Executive Officer, to provide it with marketing items and employee gifts since April 1, 2020. During the three months ended January 31, 2022, the Company incurred expenses of $33,779 attributable to this vendor, compared to $19,273 for the three months ended January 31, 2021.

The Company has engaged Consulero Inc., which is controlled by certain members of the immediate family of the Company's President and Chief Executive Officer, to provide it with technology services since September 1, 2020. During the three months ended January 31, 2022, the Company incurred expenses of $22,104 attributable to this vendor, compared to $36,126 for the three months ended January 31, 2021.

Consulting Agreements
On May 1, 2020, Li-Cycle entered into a consulting agreement with Atria Limited (“Atria”), an entity which beneficially owned more than 5% of the outstanding Li-Cycle Corp. Shares at that time, to agree upon and finalize the consideration for certain business development and marketing consulting services that were previously performed on behalf of Li-Cycle from 2018 through April 2020. The fees for such services were agreed at 12,000 common shares of Li-Cycle Corp., payable in installments of 1,000 shares per month. On January 25, 2021, Li-Cycle issued all of the 12,000 shares to Atria as full and final satisfaction of all obligations of Li-Cycle to Atria under the consulting agreement. Atria also directed the issuance of such shares as follows: 8,000 Shares to Atria; 2,000 Shares to Pella Ventures (an affiliated company of Atria); and 2,000 Shares to a director of Li-Cycle Corp. at the time, who is not related to Atria.

Director Consulting Agreements
Under the terms of an agreement dated July 19, 2019 between Li-Cycle and Anthony Tse, Mr. Tse provided consulting services to Li-Cycle in relation to the proposed expansion of its operations in Asia and was entitled to a fee of $4,700 per month for such services. During the three months ended January 31, 2022, Mr. Tse was paid aggregate fees under this agreement of $14,100, compared to nil for the three months ended January 31, 2021. The consulting agreement was terminated on January 19, 2022.